PRC CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	$ 1,982,144	$ 1,510,645	$ 1,665,975
Discontinued Operations [Member]
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	$ 1,214,841	$ 918,715	$ 1,013,181